Fuel Advance	9 Months Ended
Sep. 30, 2018
Fuel Advance [Abstract]
Fuel Advance

Note 6 - Fuel Advance

The Company signed an agreement with a supplier on August 31, 2017 in which $1,000,000 was advanced to the Company during 2017. The advance bears interest at 8.5% and is collateralized by substantially all of the Company’s assets. As the Company purchases fuel from the supplier’s station, the Company reduces its fuel advance liability by $0.25 per gallon. Purchases made during the nine months ended September 30, 2018 and the year ended December 31, 2017 were nominal. With the Thunder Ridge acquisition, the agreement terms were extended from December 31, 2018 to June 2021.